Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY
Long-lived assets
Long-lived assets	$ 884,609	5,355,157	3,862,045	$ 9,274	56,143	117,989